Share-Based Compensation - Valuation Assumptions (Details) - Stock Option - 2020 Plan	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years	6 years
Expected volatility, minimum	92.00%	92.80%
Expected volatility, maximum	92.70%	96.60%
Risk free interest rate, minimum	3.90%	1.90%
Risk free interest rate, maximum	4.60%	4.20%
Expected dividend yield	0.00%	0.00%